Parent Company Only Condensed Financial Information - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Parent Company Only Condensed Financial Information
Net Cash provided by/ (used in) Operating Activities			¥ (2,589,040)	$ (406,300)	¥ (1,611,788)	¥ (1,966,946)
Purchase of short-term investments			(1,417,426)	(222,425)	(2,991,232)	(757,529)
Maturity of short-term investments			661,255	103,765	2,872,106	933,856
Net Cash used in Investing Activities			(907,828)	(142,458)	(235,009)	(36,032)
Proceeds from issuance of convertible redeemable preferred shares, net			2,246,824	352,576	1,136,109	393,905
Proceeds from issuance of convertible note and loan					278,870
Proceeds from issuance of ordinary shares, net of issuance costs	¥ 1,600,300	$ 247,200	1,621,154	254,394
Repayment of convertible note and loan			(259,020)	(40,646)
Cash paid to repurchase of vested share-based awards						(39,906)
Net Cash provided by/ (used in) Financing Activities			3,691,165	579,224	2,274,980	(81,901)
Effect of exchange rate changes on cash and cash equivalents			(20,008)	(3,138)	(66,899)	33,161
Net increase/ (decrease) in cash, cash equivalents and restricted cash			174,289	27,350	361,284	(2,051,718)
Cash, cash equivalents and restricted cash at beginning of the year			922,382	144,741	561,098	2,612,816
Cash, cash equivalents and restricted cash at end of the year			1,096,671	172,091	922,382	561,098
Parent Company
Parent Company Only Condensed Financial Information
Net Cash provided by/ (used in) Operating Activities			(10,440)	(1,638)	9,489	8,380
Prepayments and investments in subsidiaries and consolidated VIEs			(3,678,724)	(577,272)	(1,226,420)	(638,096)
Purchase of short-term investments			(115,146)	(18,069)
Maturity of short-term investments						68,632
Net Cash used in Investing Activities			(3,793,870)	(595,341)	(1,226,420)	(569,464)
Proceeds from issuance of convertible redeemable preferred shares, net			2,246,824	352,576	1,136,109	416,506
Proceeds from issuance of convertible note and loan					278,870
Proceeds from issuance of ordinary shares, net of issuance costs			1,621,154	254,394
Repayment of convertible note and loan			(259,020)	(40,646)
Cash paid to repurchase of vested share-based awards						(39,906)
Net Cash provided by/ (used in) Financing Activities			3,608,958	566,324	1,414,979	376,600
Effect of exchange rate changes on cash and cash equivalents			4,675	734	(97,078)	8,375
Net increase/ (decrease) in cash, cash equivalents and restricted cash			(190,677)	(29,921)	100,970	(176,109)
Cash, cash equivalents and restricted cash at beginning of the year			208,883	32,778	107,913	284,022
Cash, cash equivalents and restricted cash at end of the year			¥ 18,206	$ 2,857	¥ 208,883	¥ 107,913